JD Digits reorganization (Details 4) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
JD Digits reorganization
Net cash used in discontinued operating activities	¥ (2,485,741)	¥ (1,226,526)
Net cash used in discontinued investing activities	(17,871,171)	(28,412,020)
Net cash provided by discontinued financing activities	14,054,620	32,050,146
JD Digits | Held-for-sale
JD Digits reorganization
Net cash used in discontinued operating activities	(2,485,741)	(1,226,526)
Net cash used in discontinued investing activities	(17,871,171)	(28,412,020)
Net cash provided by discontinued financing activities	¥ 14,054,620	¥ 32,050,146